Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Payments to suppliers and employees	$ (7,625,235)	$ (5,892,972)
Interest received	46,412	14,716
Interest paid	(12,137)	(22,688)
Net cash flows used in operating activities	(7,590,960)	(5,900,944)
Cash flows from investing activities
Purchase of exploration and evaluation assets	(418,200)	(380,975)
Purchase of property, plant and equipment	(1,179,703)	(113,890)
Purchase of financial assets	0	(250,000)
Net cash flows used in investing activities	(1,597,903)	(744,865)
Cash flows from financing activities
Proceeds from issue of shares	16,239,070	19,750,737
Share issue costs	(992,340)	(428,812)
Repayment of borrowings	(2,751)	0
Payment of principal portion of lease liabilities	(338,366)	(26,626)
Net cash flows from financing activities	14,905,613	19,295,299
Net increase in cash and cash equivalents	5,716,750	12,649,490
Net foreign exchange differences	49,225	(91,036)
Cash and cash equivalents at the beginning of the period	5,672,551	1,697,905
Cash and cash equivalents at the end of the period	$ 11,438,526	$ 14,256,359